Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	€ 484,597	€ 337,297
Amount end of the year	650,201	484,597
Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	686,086	481,879
Foreign currency translation	4,894	17,755
Additions	228,565	190,816
Business combination	10,044
Disposals	8,779	4,364
Amount end of the year	920,810	686,086
Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(201,489)	(144,582)
Foreign currency translation	719	(5,167)
Additions	(72,677)	(55,596)
Disposals	(2,838)	(3,856)
Amount end of the year	(270,609)	(201,489)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	315,088	174,583
Amount end of the year	364,603	315,088
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	378,467	215,055
Foreign currency translation	3,234	9,099
Additions	61,673	83,535
Business combination	6,534
Disposals	3,573	3,022
Reclass	16,727	73,800
Amount end of the year	463,062	378,467
Buildings and leasehold improvements | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(63,379)	(40,472)
Foreign currency translation	196	(1,919)
Additions	(33,126)	(23,463)
Disposals	(44)	(2,552)
Reclass	(2,194)	(77)
Amount end of the year	(98,459)	(63,379)
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	113,710	81,176
Amount end of the year	149,629	113,710
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	227,611	168,224
Foreign currency translation	839	4,576
Additions	59,611	36,082
Business combination	3,309
Disposals	3,101	443
Reclass	1,667	19,172
Amount end of the year	289,936	227,611
Plant, machinery and equipment | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(113,901)	(87,048)
Foreign currency translation	355	(2,628)
Additions	(30,490)	(24,826)
Disposals	(1,563)	(424)
Reclass	2,166	177
Amount end of the year	(140,307)	(113,901)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	15,449	10,383
Amount end of the year	19,588	15,449
Furniture and fixtures | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	39,658	27,445
Foreign currency translation	(62)	718
Additions	11,663	7,546
Business combination	107
Disposals	1,243	860
Reclass	1,308	4,809
Amount end of the year	51,431	39,658
Furniture and fixtures | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(24,209)	(17,062)
Foreign currency translation	168	(620)
Additions	(9,061)	(7,307)
Disposals	(1,231)	(880)
Reclass	28	(100)
Amount end of the year	(31,843)	(24,209)
Assets under construction
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	40,350	71,155
Amount end of the year	116,381	40,350
Assets under construction | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	40,350	71,155
Foreign currency translation	883	3,362
Additions	95,618	63,653
Business combination	94
Disposals	862	39
Reclass	(19,702)	(97,781)
Amount end of the year	€ 116,381	€ 40,350